1(212) 318-6097

billbelitsky@paulhastings.com

May 4, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	Gabelli Gold Fund, Inc (the “Fund”)

File Nos. 33-79180/811-08518

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 32 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 29, 2016 (Accession # 0001193125-16-568365).

If you have any questions, concerning this filing, you may contact the undersigned at (212) 318-6097.

Very truly yours,

/s/ Bill Belitsky

Bill Belitsky

for PAUL HASTINGS LLP

cc:	B. Alpert – Gabelli Funds, LLC

A. Mullady – Gabelli Funds, LLC

A. Mango – Gabelli Funds, LLC

H. Robichaud

A. Lonergan

Paul Hastings LLP | 75 East 55th Street | New York, NY 10022

t: +1.212.318.6000 | www.paulhastings.com